Other current assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other assets
1 4 .	Other curren t assets

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000
Current
Development properties (i)	17,721	16,906	2,612
Quoted equity securities (ii)	9,235	6,258	967

	26,956	23,164	3,579

Note:

(i)
In 2020, no impairment loss

was record
ed
 on development properties. In 2019, an impairment loss of RMB 3.0 million on development properties was charged to the consolidated statement of profit or loss under “Cost of sales”.

(ii)
The quoted equity securities are listed on the Singapore Exchange. In 2020, the Group has disposed some of the quoted equity securities for consideration of RMB 1.4 million (US$0.2 million) (2019: RMB 16.4 million) and gain on disposal of RMB 0.9 million (US$0.1 million) (2019: RMB 11.5 million) was recognized in consolidated statement of profit or loss under “
O
ther operating income”.